CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (DEFICIT):
Accounts payable and accrued expenses	$ 44,818	$ 101,175	$ 0
Customers deposits	0	11,028	0
Advances from prospective customers distributors	747,449	757,896	0
Due to related parties	326,667	91,951	93,852
Operating lease liability- current	79,393	315,207	262,928
Operating lease liability- non current	$ 0	$ 0	$ 283,422
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Common Stock Class B [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, par value	$ 0.001	$ 0.001	$ 0
Common stock, authorized	3,750,000	3,750,000
Common stock, issued	4,447	0	0
Common stock, outstanding	4,447	0	0
Common Class A [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, par value	$ 0.001	$ 0.001	$ 0
Common stock, authorized	1,000,000,000	1,000,000,000
Common stock, issued	118,177,885	117,000,000	0
Common stock, outstanding	118,177,885	117,000,000	0